Income Taxes (Tables)	12 Months Ended
Aug. 25, 2017
Income Tax Disclosure [Abstract]
Income (Loss) Before Provision for Income Taxes

Income (loss) before provision for income taxes for all annual periods presented consisted of the following (in thousands):

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
U.S.	$(8,352)	$(5,545)	$(26,680)
Non-U.S.	10,471	(11,971)	(13,122)
Total	$2,119	$(17,516)	$(39,802)

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows (in thousands):

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Current:
Federal	$(79)	$3	$(352)
State	(461)	50	58
Other foreign	12,616	3,678	9,407
	12,076	3,731	9,113
Deferred:
Federal and state	—	—	(308)
Other foreign	(2,162)	(1,287)	(2,156)
	(2,162)	(1,287)	(2,464)
Total income tax provision	$9,914	$2,444	$6,649

Effective Income Tax Rate

The effective income tax rate, expressed as a percentage of income before income taxes, varied from the U.S. statutory income tax rate applied to loss before provision for income taxes as a result of the following items:

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Statutory tax benefit rate	35.0%	35.0%	35.0%
Foreign income taxes at different rates	312.1	(37.5)	(30.6)
State income tax, net of federal tax benefit	(23.8)	(0.2)	2.1
Tax on uncertain tax positions	21.8	0.3	0.1
Change in valuation allowance	68.1	(9.7)	(21.7)
Non-deductible expenses	56.0	—	(0.2)
Other - net	(1.5)	(1.8)	(1.4)
Effective income tax rate	467.7%	(13.9%)	(16.7%)

Tax Effects of Temporary Differences Rise to Significant Portions of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities are as follows (in thousands):

	August 25,	August 26,
	2017	2016
Deferred tax assets:
Accruals and allowances	$2,243	$2,094
Share-based compensation	9,258	9,186
Research and other tax credits carryforwards	925	522
Property and equipment	1,901	838
Net operating loss carryforwards	33,417	33,520
Deferred tax assets	47,744	46,160
Valuation allowance	(45,534)	(43,644)
Deferred tax assets after valuation allowance	2,210	2,516
Deferred tax liabilities:
Purchase accounting intangibles	(1,598)	(4,160)
Net deferred tax liabilities	(1,598)	(4,160)
Net deferred tax assets (liabilities)	$612	$(1,644)

Aggregate Changes in Balance of Unrecognized Tax Benefits

The aggregate changes in the balance of unrecognized tax benefits were as follows (in thousands):

	August 25,	August 26,
	2017	2016
Unrecognized tax benefits, beginning of period	$15,333	$14,048
Tax positions taken in prior periods:
Gross increases	246	823
Gross decreases	—	(58)
Tax positions taken in current period:
Gross increases	700	520
Settlements	(564)	—
Unrecognized tax benefits, end of period	$15,715	$15,333